Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Segment Information

14. Segment Information

The Company applies ASC 280, Segment Reporting, in determining its reportable segments. The Company has three reportable segments: Cryptocurrency Mining, Data Center Hosting, and High-Performance Computing Services. In the third quarter of 2024, we initiated Soluna Cloud Services, a new business line to provide high performance computing services to support generative AI workstreams. Hosted at a third-party datacenter, the Company’s high-performance computing (“HPC”) services provide an integrated platform engineered to harness the process power of our fleet of NVIDIA H100 GPUs. The HPC services equipment is comprised of Graphics Processing Units (“GPUs”) servers, network equipment, and data storage equipment. In line with our commitment to sustainability, our HPC services equipment utilizes 100% carbon-free renewable energy from geothermal and hydroelectric sources.

The guidance requires that segment disclosures present the measure(s) used by the Chief Operating Decision Maker (“CODM”) to decide how to allocate resources and for purposes of assessing such segments’ performance. The Company’s CODM is comprised of several members of its executive management team who use revenue and cost of revenues of both reporting segments to assess the performance of the business of our reportable operating segments.

No operating segments have been aggregated to form the reportable segments. The Company does not allocate all assets to the reporting segments as these are managed on an entity-wide basis. Therefore, the Company does not separately disclose the total assets of its reportable operating segments.

The Cryptocurrency Mining segment generates revenue from the cryptocurrency the Company earns through its mining activities, which is currently generated from Project Dorothy, and previously from Project Sophie and Marie. The Data Center Hosting segment generated revenue from contracts for the provision/consumption of electricity and operation of the data center from the Company’s high performance computing facilities previously at Project Marie and currently from Project Sophie and Project Dorothy. The High-Performance Computing Services currently has not generated any revenue as of third quarter of 2024, as Project Ada is still working on building its customer base. Project Ada’s cost of revenue for the three and nine months ended is approximately $2.9 million in relation costs associated with HPE.

For the three months ended September 30, 2024 and 2023, approximately 100% and 97% of the Company’s cryptocurrency mining revenue was generated from Project Dorothy 1B (data center located in Silverton, Texas), 0% and 3% from Project Sophie (data center located in Murray, Kentucky), respectively. For the nine months ended September 30, 2024 and 2023, approximately 100% and 32% of the Company’s cryptocurrency mining revenue was generated from Project Dorothy 1B, 0% and 54% from Project Sophie, and 0% and 14% from Project Marie, respectively.

For three months ended September 30, 2024 and 2023, approximately 82% and 75% of the Company’s data center hosting revenue was generated from Project Dorothy 1A and 18% and 25% from Project Sophie. For nine months ended September 30, 2024 and 2023, approximately 74% and 64% of the Company’s data center hosting revenue was generated from Project Dorothy 1A, 26% and 31% from Project Sophie, 0% and 5% from Project Marie.

The Company evaluates performance based on profit or loss from operations before income taxes, accounting changes, items management does not deem relevant to segment performance, and interest income and expense. Inter-segment sales and expenses are not significant. Non-cash items of depreciation and amortization are included within both costs of sales and selling, general and administrative expenses.

The following table details revenue and cost of revenues for the Company’s reportable segments for three and nine months ended September 30, 2024 and 2023, and reconciles to net income (loss) on the consolidated statements of operations:

(Dollars in thousands)	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Reportable segment revenue:
Cryptocurrency mining revenue	$2,811	$1,786	$13,691	$5,497
Data hosting revenue	4,271	4,011	14,446	5,451
High-performance computing service revenue	-	-	-	-
Demand response service revenue	443	-	1,612	-
Total segment and consolidated revenue	7,525	5,797	29,749	10,948
Reportable segment cost of revenue:
Cost of cryptocurrency mining revenue, exclusive of depreciation	1,963	1,040	5,687	4,451
Cost of data hosting revenue, exclusive of depreciation	2,555	2,150	6,982	3,181
Cost of high-performance computing services	2,859	-	2,859	-
Cost of revenue-depreciation	1,512	1,200	4,540	2,364
Total segment and consolidated cost of revenues	8,889	4,390	20,068	9,996
Reconciling items:
General and administrative expenses	7,652	5,102	21,834	18,353
Impairment on fixed assets	-	41	130	418
Interest expense	821	495	1,694	2,355
(Gain) loss on debt extinguishment and revaluation, net	(1,203)	769	7,495	2,350
Loss on sale of fixed assets	-	373	21	404
Other expense, net	6	74	32	301
Income tax (benefit) expense from operations	(547)	569	(1,743)	(524)
Net loss	(8,093)	(6,016)	(19,782)	(22,705)
(Less) Net loss (income) attributable to non-controlling interest	903	(646)	(3,535)	206
Net loss attributable to Soluna Holdings, Inc.	$(7,190)	$(6,662)	$(23,317)	$(22,499)

Capital expenditures	3,542	9,639	3,820	12,534
Depreciation and amortization	3,915	3,579	11,750	9,498

19. Segment Information

The Company applies ASC 280, Segment Reporting, in determining its reportable segments. As of December 31, 2023, the Company had two reportable segments in Continuing Operations: Cryptocurrency Mining and Data Center Hosting. The Company notes that previously there was an additional segment: Test and Measurement Instrumentation, however as discussed in Notes 1 and 16, the Company sold MTI Instruments in April 2022, and therefore classified this segment as discontinued operations. The guidance requires that segment disclosures present the measure(s) used by the Chief Operating Decision Maker (“CODM”) to decide how to allocate resources and for purposes of assessing such segments’ performance. The Company’s CODM is comprised of several members of its executive management team who use revenue and cost of revenues of both reporting segments to assess the performance of the business of our reportable operating segments.

No operating segments have been aggregated to form the reportable segments. The Company does not allocate all assets to the reporting segments as these are managed on an entity-wide basis. Therefore, the Company does not separately disclose the total assets of its reportable operating segments.

The Cryptocurrency Mining segment generates revenue from the cryptocurrency the Company earns through its mining activities. The Data Center Hosting segment generated revenue from contracts for the provision/consumption of electricity and operation of the data center from the Company’s high performance computing facilities previously at Project Marie and currently from Project Sophie and Project Dorothy.

For the year December 31, 2023 and 2022, approximately 0% and 5% of the Company’s cryptocurrency mining revenue was generated from Project Edith (data center located in Wenatchee, Washington), 7% and 41% from Project Marie (former data center located in Calvert City, Kentucky), 28% and 54% from Project Sophie (data center located in Murray, Kentucky), and 65% and 0% from Project Dorothy (data center located in Texas), respectively. For the year ended December 31, 2023 and 2022, approximately 3% and 100% of the Company’s data center hosting revenue was generated from Project Marie from hosting with customers, 30% and 0% was generated from Project Sophie, and 67% and 0% was generated from Project Dorothy (data center located in Texas).

The Company evaluates performance based on profit or loss from operations before income taxes, accounting changes, items management does not deem relevant to segment performance, and interest income and expense. Inter-segment sales and expenses are not significant. Non-cash items of depreciation and amortization are included within both costs of sales and selling, general and administrative expenses.

The following table details revenue and cost of revenues for the Company’s reportable segments for years ended December 31, 2023 and 2022, and reconciles to net loss on the consolidated statements of operations:

(Dollars in thousands)	Years Ended December 31,
	2023	2022
Reportable segment revenue:
Cryptocurrency mining revenue	$10,602	$24,409
Data hosting revenue	10,196	4,138
Demand response service revenue	268	-
Total segment and consolidated revenue	21,066	28,547
Reportable segment cost of revenue:
Cost of cryptocurrency mining revenue, exclusive of depreciation	6,365	14,226
Cost of data hosting, exclusive of depreciation	5,601	3,572
Cost of revenue- depreciation	3,863	18,708
Total segment and consolidated cost of revenues	15,829	36,506
Reconciling items:
General and administrative expenses	24,903	28,709
Impairment on fixed assets	575	47,372
Impairment on equity investment	-	750
Interest expense	2,748	8,375
Loss on debt extinguishment and revaluation, net	3,904	11,130
Loss on sale of fixed assets	398	4,089
Other expense (income), net	1,479	(22)
Income tax benefit from continuing operations	(1,067)	(1,346)
Net loss from continuing operations	(27,703)	(107,016)
Income before income taxes from discontinued operations (including gain on sale of MTI Instruments of $ $7,751 for the year ended December 31, 2022)	-	7,851
Income tax benefit from discontinued operations	-	70
Net income from discontinued operations	-	7,921
Net loss	(27,703)	(99,095)
(Less) Net income (loss) attributable to non-controlling interest	1,498	(380)
Net loss attributable to Soluna Holdings, Inc.	$(29,201)	$(98,715)

Capital expenditures	12,705	63,684
Depreciation and amortization	13,376	28,214